N-6	Sep. 24, 2025
Prospectus:
Document Type	N-6
Entity Registrant Name	Lincoln Life Flexible Premium Variable Life Account R
Entity Central Index Key	0001051932
Entity Investment Company Type	N-6
Document Period End Date	Sep. 24, 2025
Amendment Flag	false
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]

The Macquarie Group Limited, the parent company of Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust, together with certain of its affiliates, and Nomura Holding America, Inc. (Nomura), announced they have entered into an agreement for Nomura to acquire Macquarie Asset Management’s U.S. and European public investment business. As a result, each Fund’s Board of Trustees approved the following name changes to occur on or about October 31, 2025.

Current Name	New Name
Macquarie VIP Emerging Markets Series	Nomura VIP Emerging Markets Series
Macquarie VIP Small Cap Value Series	Nomura VIP Small Cap Value Series

Lincoln AssetEdge® SVUL [Member] | Nomura VIP Emerging Markets Series [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Emerging Markets Series
Lincoln AssetEdge® SVUL [Member] | Nomura VIP Small Cap Value Series [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series
Lincoln AssetEdge® SVUL - No Indexed Accounts [Member] | Nomura VIP Emerging Markets Series [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Emerging Markets Series
Lincoln AssetEdge® SVUL - No Indexed Accounts [Member] | Nomura VIP Small Cap Value Series [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series